GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Oct. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES

25.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended October 31, 2020, 2019 and 2018 are as follows:

		Years ended	October 31,
	2020	2019	2018
Office, banking, travel, and overheads	253,669	835,619	1,017,769
Professional services	794,154	1,887,034	898,599
Salaries and benefits	1,148,598	1,938,022	791,518
Total	$2,196,421	$4,660,675	$2,707,886